Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Financial Instruments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available for Sale, at Fair Value	$ 323,657,870	$ 296,149,299
Reported Value Measurement [Member]
Cash and Short-Term Investments	75,167	60,872
Available for Sale, at Fair Value	323,658	296,149
Federal Home Loan Bank Stock	3,010	2,731
Loans, Net	744,999	749,675
Bank-Owned Life Insurance	15,419	14,830
Deposits	1,044,357	1,011,554
Subordinated Debentures	24,229	24,229
Other Borrowed Money	46,000	40,000
Estimate of Fair Value Measurement [Member]
Cash and Short-Term Investments	75,167	60,872
Available for Sale, at Fair Value	323,658	296,149
Federal Home Loan Bank Stock	3,010	2,731
Loans, Net	745,240	750,412
Bank-Owned Life Insurance	15,419	14,830
Deposits	1,045,726	1,013,111
Subordinated Debentures	24,229	24,229
Other Borrowed Money	46,232	40,421
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and Short-Term Investments	75,167	60,872
Available for Sale, at Fair Value
Federal Home Loan Bank Stock	3,010	2,731
Loans, Net
Bank-Owned Life Insurance	15,419	14,830
Deposits	677,129	611,822
Subordinated Debentures
Other Borrowed Money
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and Short-Term Investments
Available for Sale, at Fair Value	323,082	295,219
Federal Home Loan Bank Stock
Loans, Net	738,288	741,867
Bank-Owned Life Insurance
Deposits	368,597	401,289
Subordinated Debentures	24,229	24,229
Other Borrowed Money	46,232	40,421
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and Short-Term Investments
Available for Sale, at Fair Value	576	930
Federal Home Loan Bank Stock
Loans, Net	$ 6,952	8,545
Bank-Owned Life Insurance
Deposits
Subordinated Debentures
Other Borrowed Money